Accumulated Other Comprehensive Income (Schedule of Amounts Recognized in Accumulated Other Comprehensive Income) (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2019	Dec. 31, 2018
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning Balance	$ 1,047,383	$ 990,549	$ 990,549
Cumulative effect of accounting change						$ 0
Beginning Balance	1,047,383	990,549	990,549	$ 990,549		1,047,383
Ending Balance	1,026,659		1,047,383	990,549
Unrealized Income on Derivative Instruments [Member]
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning Balance	6,100	3,710	3,710	840
Cumulative effect of accounting change						103
Beginning Balance	6,100	3,710	3,710	840	$ 6,203	$ 6,100
Other comprehensive (loss) income before reclassification	(2,955)	4,446	3,208	1,484
Amount of (income) loss reclassified from accumulated other comprehensive income to net income (effective portion)	(656)	129	(818)	1,386
Other comprehensive income (loss)	(3,611)	4,575	2,390	2,870
Ending Balance	$ 2,592	$ 8,285	$ 6,100	$ 3,710